UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/13

The following Form N-Q relates only to Dreyfus Global Equity Income Fund and Dreyfus International Bond Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2013 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Australia--1.5%
AMP	543,875	2,209,662
Dexus Property Group	2,150,495	2,029,626
		4,239,288
Brazil--1.7%
CCR	611,000	4,794,047

Canada--2.8%
Barrick Gold	140,000	2,375,800
Husky Energy	200,657	5,782,735
		8,158,535
Denmark--2.1%
TDC	674,000	5,897,838

France--3.2%
Suez Environnement	215,224	3,050,782
Total	113,191	6,038,419
		9,089,201
Germany--4.2%
Bilfinger	27,783	2,637,921
Deutsche Post	208,000	5,830,353
Deutsche Telekom	288,365	3,509,423
		11,977,697
Hong Kong--3.6%
China Mobile	517,515	5,505,053
Link REIT	960,574	4,700,318
		10,205,371
Luxembourg--1.1%
SES	103,000	3,028,283

Netherlands--5.0%
Reed Elsevier	322,000	6,168,582

Royal Dutch Shell, Cl. A	81,920		2,789,408
Unilever	135,626		5,456,218
			14,414,208
Norway--3.8%
Orkla	720,000		5,575,210
Statoil	249,392		5,408,685
			10,983,895
Singapore--1.7%
Mapletree Logistics Trust	1,418,000		1,188,315
Parkway Life Real Estate Investment Trust	357,000		702,286
Singapore Technologies Engineering	872,000		2,936,743
			4,827,344
South Africa--3.0%
Gold Fields	510,380		3,026,428
MTN Group	292,000		5,483,047
			8,509,475
South Korea--.9%
Macquarie Korea Infrastructure Fund	421,890		2,557,421

Sweden--2.1%
TeliaSonera	826,800		5,987,122

Switzerland--9.1%
Nestle	45,102		3,055,698
Novartis	122,000		8,779,729
Roche Holding	34,783		8,569,371
Zurich Insurance Group	20,909	a	5,627,999
			26,032,797
Taiwan--1.0%
Taiwan Semiconductor Manufacturing	877,000		2,997,766

Thailand--.9%
Bangkok Bank	398,000		2,657,572

United Kingdom--13.7%
BAE Systems	478,288		3,244,369
Balfour Beatty	823,210		3,091,969
Cable & Wireless Communications	3,553,151		2,189,673

Centrica			1,000,000		5,948,125
GlaxoSmithKline			350,086		8,968,507
ICAP			715,000		4,424,766
SSE			369,000		8,841,181
Standard Chartered			114,050		2,610,227
					39,318,817
United States--35.4%
AbbVie			78,458		3,568,270
Annaly Capital Management			317,419	b	3,783,635
Clorox			64,923		5,579,483
ConocoPhillips			89,000		5,772,540
Lockheed Martin			50,000		6,006,000
Merck & Co.			123,401		5,944,226
Microsoft			276,108		8,788,518
Paychex			159,500		6,290,680
PDL BioPharma			97,809		794,209
Pfizer			218,761		6,394,384
Philip Morris International			155,300		13,849,654
Procter & Gamble			74,900		6,014,470
Reynolds American			279,500		13,815,685
Sysco			266,000		9,179,660
Two Harbors Investment			265,000		2,657,950
Wisconsin Energy			64,326		2,796,894
					101,236,258
Total Common Stocks
(cost $254,966,435)					276,912,935

Preferred Stocks--.1%
United Kingdom
AngloGold Ashanti Holdings Finance,
Conv., Cum. $3
(cost $977,996)			21,399		341,742
	Coupon	Maturity	Principal
Bonds And Notes--.7%	Rate (%)	Date	Amount ($)		Value ($)
United Kingdom
Standard Chartered,
Jr. Sub. Notes
(cost $1,897,641)	8.13	5/29/49	1,824,000		1,865,040

Other Investment--1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,065,352)	4,065,352 [c]	4,065,352
Total Investments (cost $261,907,424)	99.0%	283,185,069
Cash and Receivables (Net)	1.0%	2,859,081
Net Assets	100.0%	286,044,150

REIT-- Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $21,277,645 of which $28,083,951 related to appreciated investment securities and $6,806,306 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	18.7
Health Care	15.0
Industrial	13.1
Financial	11.4
Telecommunications	10.0
Oil & Gas	9.0
Utilities	7.2
Consumer Services	6.4
Technology	4.1
Basic Materials	2.0
Money Market Investment	1.4
Corporate Bond	.7
99.0

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation($)
Sales:

Brazilian Real,
Expiring
9/17/2013 a	5,390,000	2,496,295	2,337,878	158,417

Euro,
Expiring
8/16/2013 a	6,470,000	8,764,275	8,607,884	156,391

South African Rand,
Expiring
9/17/2013 a	21,067,000	2,124,948	2,120,554	4,394

				319,202

Counterparty:
a UBS

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,865,040	-	1,865,040
Equity Securities - Domestic Common Stocks+	101,236,258	-	-	101,236,258
Equity Securities - Foreign Common Stocks+	175,676,677	-	-	175,676,677
Mutual Funds	4,065,352	-	-	4,065,352
Preferred Stocks+	341,742	-	-	341,742
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	319,202	-	319,202

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 depending on the For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--95.7%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--3.4%
Australian Government,
Sr. Unscd. Bonds, Ser. 130	AUD	4.75	6/15/16	31,820,000		30,349,712
Australian Government,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	14,690,000		15,105,891
FMG Resources (August 2006),
Gtd. Notes		6.38	2/1/16	3,180,000	b,c	3,231,675
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	9,770,000		8,790,067
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.04	10/14/14	1,177,475	c,d	1,178,330
						58,655,675
Austria--1.1%
Austrian Government,
Sr. Unscd. Notes	EUR	3.15	6/20/44	5,760,000	c	8,254,077
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	6,995,000	c	10,801,695
						19,055,772
Belgium--1.1%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000		294,831
Belgium Government,
Bonds, Ser. 68	EUR	2.25	6/22/23	14,495,000		18,829,924
						19,124,755
Brazil--.5%
Brazil Notas do Tesouro Nacional,
Bonds, Ser. B	BRL	6.00	8/15/14	5,700,000	e	6,037,827
Odebrecht Finance,
Gtd. Notes	BRL	8.25	4/25/18	5,700,000	c	2,260,536
Tonon Bioenergia,
Sr. Unscd. Notes		9.25	1/24/20	1,140,000	c	1,043,100
						9,341,463
Canada--5.6%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	2,740,000	c	3,926,940
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	2,528,761	c	2,469,500
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	10,730,000	c	10,538,822
Canadian Capital Auto Receivables Asset Trust,
Ser. 2011-1A, Cl. A2	CAD	2.63	8/17/14	784,480	c	764,370
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	7,292,824	c	7,124,048
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	8,194,785	c	8,035,054
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	2,710,960	c	2,645,344
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	8,031,387		7,848,176
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	853,266	c	831,757
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	2,202,108	c	2,160,622
MEG Energy,
Gtd. Notes		6.38	1/30/23	3,875,000	c	3,894,375
Province of British Columbia,
Sr. Unscd. Bonds	CAD	2.70	12/18/22	26,250,000		24,548,900
Province of Ontario Canada,
Bonds	CAD	4.40	3/8/16	18,145,000		18,918,428

Videotron,
Gtd. Notes		5.00	7/15/22	4,040,000		4,019,800
						97,726,136
Chile--1.1%
Banco Santander Chile,
Sr. Unscd. Notes		3.88	9/20/22	2,900,000	c	2,750,177
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	6,062,000,000		12,062,655
Telefonica Chile,
Sr. Unscd. Notes		3.88	10/12/22	3,750,000	c	3,457,369
						18,270,201
Denmark--3.2%
Denmark Government,
Bonds	DKK	0.10	11/15/23	305,400,000	f	55,121,483
France--2.6%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	6,740,000	d	9,272,566
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	1,400,000	d	1,926,518
Electricite de France,
Sr. Sub. Notes	EUR	5.38	12/29/49	2,600,000	d	3,584,304
French Government,
Bonds	EUR	3.25	10/25/21	6,435,000		9,448,650
Societe Generale,
Bank Gtd. Notes		2.75	10/12/17	17,550,000	b	17,795,560
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	2,700,000	d	3,494,432
						45,522,030
Germany--11.4%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	6,700,000	d	9,854,352
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	3,850,000	c	5,365,149
German Government,
Bonds	EUR	2.00	1/4/22	20,900,000		29,130,515
German Government,
Bonds, Ser. 155	EUR	2.50	10/10/14	98,005,000		134,107,706
German Government,
Bonds	EUR	3.25	7/4/42	7,890,000		12,233,289
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000		34,640
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	1,760,000	c	2,540,443
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	2,545,000	c	3,676,213
						196,942,307
Iceland--1.2%
Iceland Government,
Unscd. Notes		4.88	6/16/16	1,450,000	c	1,520,905
Iceland Government,
Unscd. Notes		4.88	6/16/16	13,755,000	b	14,427,620
Iceland Government,
Unscd. Notes		5.88	5/11/22	4,175,000		4,338,969
						20,287,494
Ireland--1.6%
Ardagh Packaging Finance,
Sr. Scd. Notes		4.88	11/15/22	1,000,000	c	975,000
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	7.38	10/15/17	1,620,000		2,306,034
Bank of Ireland,
Gov't Gtd. Notes	EUR	4.00	1/28/15	14,000,000		19,320,570
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	1,565,000	b,c	2,196,846
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	2,545,000	c	3,714,438

						28,512,888
Italy--11.3%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	1,950,000	c	2,016,142
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	5,950,000		8,512,360
Intesa Sanpaolo,
Unscd. Notes		3.88	1/16/18	19,300,000		18,783,262
Italian Government,
Treasury Bonds	EUR	3.50	6/1/14	10,505,000		14,272,338
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	21,890,000		29,486,909
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	54,490,000		77,106,453
Italian Government,
Treasury Bonds	EUR	4.75	9/1/21	12,655,000		17,748,314
Italian Government,
Treasury Bonds	EUR	5.50	9/1/22	10,780,000		15,602,518
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	1,100,000		1,653,477
Telecom Italia,
Sr. Unscd. Notes	EUR	4.00	1/21/20	2,300,000		2,954,708
Telecom Italia,
Sr. Unscd. Notes	GBP	7.38	12/15/17	4,850,000		8,099,747
						196,236,228
Japan--2.4%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000		356,095
Development Bank of Japan,
Gov't Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		265,404
Japan Finance Organization for Municipalities,
Gov't Gtd. Notes	JPY	1.35	11/26/13	11,000,000		112,765
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000	g	2,314,792
Japanese Government,
Sr. Unscd. Bonds, Ser. 292	JPY	1.70	3/20/18	3,468,500,000		37,754,327
						40,803,383
Luxembourg--.2%
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	3,775,000	c	3,869,375
Netherlands--3.0%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	6,600,000	c	7,066,884
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	1,300,000		1,896,319
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	7,100,000	d	9,764,295
Heineken,
Sr. Unscd. Notes		0.80	10/1/15	5,600,000	c	5,579,263
ING Bank,
Covered Notes	EUR	3.63	8/31/21	1,905,000		2,838,931
Rabobank Nederland,
Sr. Unscd. Notes		1.70	3/19/18	6,925,000	b	6,794,000
Rabobank Nederland,
Sub. Notes	EUR	3.75	11/9/20	3,350,000		4,571,310
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	5,100,000		7,309,444
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	3,175,000	c	3,381,375
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	2,590,000	c	3,704,036
						52,905,857
Norway--1.1%
DNB Boligkreditt,
Covered Bonds		2.90	3/29/17	4,470,000	c	4,680,738

DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	4,920,000		7,097,798
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	16,000,000		2,961,944
Statoil,
Gtd. Notes		4.25	11/23/41	4,895,000		4,700,086
						19,440,566
Peru--.7%
BBVA Banco Continental,
Sr. Unscd. Notes		5.00	8/26/22	550,000	b,c	540,375
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	31,234,000	c	12,050,113
						12,590,488
Poland--1.5%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	7,120,000		7,654,000
Polish Government,
Bonds, Ser. 0414	PLN	5.75	4/25/14	59,700,000		19,099,088
						26,753,088
Slovakia--4.7%
Slovakian Government,
Bonds, Ser. 225	EUR	3.00	2/28/23	54,875,000	b	75,475,026
Slovakian Government,
Sr. Unscd. Notes, Ser. 214	EUR	4.00	4/27/20	1,050,000		1,579,065
Slovakian Government,
Sr. Unscd. Notes, Ser. 216	EUR	4.35	10/14/25	2,490,000		3,718,371
						80,772,462
Spain--5.2%
Banco Bilbao Vizcaya Argentaria,
Covered Notes	EUR	3.88	1/30/23	3,100,000		4,277,355
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	10,500,000		14,920,328
BBVA US Senior,
Bank Gtd. Notes		4.66	10/9/15	4,090,000		4,224,074
Gas Natural Capital Markets,
Gtd. Notes	EUR	6.00	1/27/20	3,000,000		4,591,834
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	2,350,000	c	3,095,067
Iberdrola Finanzas,
Gtd. Notes	EUR	3.50	10/13/16	8,000,000		11,189,123
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	1,700,000		2,459,382
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	3,900,000	d	5,162,436
Repsol International Finance,
Gtd. Notes	EUR	4.38	2/20/18	3,600,000		5,151,140
Repsol International Finance,
Gtd. Notes	EUR	4.88	2/19/19	3,200,000		4,680,792
Santander International Debt,
Bank Gtd. Notes	EUR	4.00	3/27/17	10,200,000		14,081,042
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	2,300,000	b	3,097,112
Telefonica Emisiones,
Gtd. Notes	GBP	5.38	2/2/18	8,000,000		13,065,539
						89,995,224
Supranational--1.1%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	25,000,000		3,976,170
Corporacion Andina de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	3,835,000		4,057,760
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		411,899
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	12,500,000	b	11,241,832
						19,687,661

Sweden--2.9%
Stadshypotek,
Covered Bonds	EUR	3.00	10/1/14	3,675,000		5,039,841
Swedish Government,
Bonds, Ser. 3108	SEK	0.25	6/1/22	295,490,000	h	44,567,280
						49,607,121
Switzerland--1.1%
Credit Suisse,
Covered Notes	EUR	2.13	1/18/17	5,600,000		7,775,506
Credit Suisse,
Covered Bonds		2.60	5/27/16	5,135,000	c	5,353,325
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	4,575,000	c	5,190,383
						18,319,214
United Kingdom--11.3%
Abbey National Treasury Services,
Covered Bonds	EUR	3.63	9/8/17	5,400,000		7,785,151
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	5,505,000		7,465,087
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	1,655,000		1,708,824
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	2,710,656		4,127,990
GlaxoSmithKline Capital,
Gtd. Notes		0.75	5/8/15	7,535,000		7,563,452
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.92	2/15/17	4,785,000	c,d	6,405,164
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	3,050,000		4,711,943
INEOS Finance,
Sr. Scd. Notes		7.50	5/1/20	2,435,000	c	2,629,800
INEOS Finance,
Sr. Scd. Bonds		8.38	2/15/19	680,000	c	748,850
Lloyds TSB Bank,
Bank Gtd. Notes		6.50	9/14/20	6,215,000	c	6,748,881
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	4,500,000		6,261,955
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	1,500,000		2,291,303
Lloyds TSB Bank,
Sub. Notes	EUR	6.50	3/24/20	1,295,000		1,930,783
Nationwide Building Society,
Covered Notes	EUR	2.88	9/14/15	5,405,000		7,540,431
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.47	9/15/39	8,129,311	c,d	7,075,622
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	1,745,000		2,435,146
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	6,350,000		9,617,486
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	4.75	5/18/16	2,250,000		3,266,601
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,945,000	d	2,157,297
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	15,440,000		26,722,556
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	20,340,000		35,125,712
United Kingdom Gilt,
Bonds	GBP	1.75	9/7/22	28,785,000		41,624,069
						195,944,103
United States--16.4%
Allstate,
Sr. Unscd. Notes		3.15	6/15/23	5,830,000	b	5,704,579
Ally Financial,
Gtd. Notes		4.50	2/11/14	990,000		1,004,355

Ally Financial,
Gtd. Notes		5.50	2/15/17	5,440,000		5,774,326
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	3,755,000		4,090,746
ARL First,
Ser. 2012-1A, Cl. A1		1.94	12/15/42	4,366,939	c,d	4,386,044
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	6,925,000		7,333,388
Bank of America,
Sr. Unscd. Notes		4.10	7/24/23	8,050,000		8,070,640
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	355,000		509,121
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D		2.19	9/20/21	1,950,000		1,884,444
Capital One Financial,
Sr. Unscd. Notes		1.00	11/6/15	6,360,000		6,320,008
Carrington Mortgage Loan Trust,
Ser. 2006-RFC1, Cl. A3		0.34	5/25/36	4,108,398	d	3,746,341
CIT Group,
Sr. Unscd. Notes		4.25	8/15/17	2,980,000		3,058,225
CIT Group,
Sr. Unscd. Notes		5.00	5/15/17	3,625,000		3,842,500
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E		3.63	5/10/35	4,670,000	c,d	3,556,546
Citigroup,
Sub. Notes		3.50	5/15/23	2,900,000		2,640,569
Citigroup,
Sub. Notes		4.05	7/30/22	1,990,000	b	1,937,556
Citigroup,
Sr. Unscd. Notes		2.65	3/2/15	2,140,000		2,186,102
Commercial Mortgage Pass Through Certificates,
Ser. 2013-CR6, Cl. B		3.40	3/10/46	2,440,000	c	2,198,696
Commercial Mortgage Pass Through Certificates,
Ser. 2013-WWP, Cl. B		3.73	3/10/31	5,200,000	c	5,019,880
Commercial Mortgage Pass Through Certificates,
Ser. 2013-CR6, Cl. C		3.78	3/10/46	1,700,000	c,d	1,504,200
Daimler Finance North America,
Gtd. Notes		2.38	8/1/18	10,145,000	c	10,134,916
DaVita HealthCare Partners,
Gtd. Notes		5.75	8/15/22	765,000		779,344
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	181,000		190,414
Exelon Generation,
Sr. Unscd. Notes		4.25	6/15/22	8,400,000		8,456,246
Express Scripts Holding
Gtd. Notes		2.10	2/12/15	3,655,000		3,716,927
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		5.52	12/5/31	3,117,000	c,d	3,138,286
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	3,410,000		3,462,609
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	4,675,000		4,825,287
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		3.55	3/1/22	1,990,000		1,801,352
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		5.45	3/15/43	6,550,000	c	5,720,063
General Electric Capital,
Sub. Notes		5.30	2/11/21	1,950,000		2,139,910
General Motor Financial,
Sr. Unscd. Notes		2.75	5/15/16	3,205,000	c	3,198,991
General Motor Financial,
Sr. Unscd. Notes		3.25	5/15/18	765,000	c	749,700
Goldman Sachs Group,
Sr. Unscd. Notes		2.90	7/19/18	4,450,000		4,462,998
JP Morgan Chase Commercial Mortgage Securities Trust,

Ser. 2013-LC11, Cl. AS		3.22	4/15/46	3,810,000		3,552,808
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	7,270,000		6,657,015
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	6,350,000	d	8,770,194
Keycorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		0.99	11/25/36	2,850,000	d	2,505,265
Lamar Media,
Gtd. Notes		5.88	2/1/22	2,325,000		2,406,375
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		1.02	2/25/34	3,384,087	d	3,270,066
Lynx I,
Sr. Scd. Notes	GBP	6.00	4/15/21	5,625,000	b,c	8,818,761
LyondellBasell Industries,
Sr. Unscd. Notes		5.00	4/15/19	3,225,000		3,575,109
Metropolitan Life Global Funding I,
Sr. Scd. Notes		2.00	1/9/15	3,485,000	c	3,550,051
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	3,570,000		3,971,625
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B		3.77	2/15/46	2,355,000		2,179,031
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B		3.81	12/15/48	2,195,000	d	2,081,883
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C		4.31	12/15/48	1,885,000	d	1,768,844
Morgan Stanley,
Sub. Notes		4.10	5/22/23	4,825,000		4,538,569
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	1,100,000		1,248,916
Puget Energy,
Sr. Scd. Notes		6.00	9/1/21	980,000		1,084,249
Santander Drive Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.84	11/17/14	845,842		848,908
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B		2.72	5/16/16	1,215,000		1,233,893
Sealed Air,
Gtd. Notes		6.50	12/1/20	1,565,000	c	1,698,025
SLM,
Sr. Unscd. Notes		7.25	1/25/22	4,930,000		5,250,450
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A		2.58	9/15/21	9,500,000	c	9,402,031
Staples,
Sr. Unscd. Notes		4.38	1/12/23	6,785,000	b	6,669,879
Structured Asset Securities Corp. Mortgage Loan Trust,
Ser. 2006-AM1, Cl. A4		0.35	4/25/36	4,817,231	d	4,403,388
Structured Asset Securities Corp. Mortgage Pass-through
Certificates, Ser. 2004-11XS, Cl. 1A5A		6.25	6/25/34	4,285,000	d	4,340,733
U.S. Treasury,
Notes		0.25	5/15/16	26,145,000	b	25,935,631
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. B		3.65	3/10/46	2,215,000	c,d	2,027,554
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C		4.23	3/10/46	1,700,000	c,d	1,592,203
Unit,
Gtd. Notes		6.63	5/15/21	3,955,000		4,132,975
Ventas Realty,
Gtd. Notes		4.25	3/1/22	1,625,000		1,651,431
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	4,940,000	d	4,615,605
Wells Fargo & Co.,
Sr. Unscd. Notes		2.63	12/15/16	6,025,000		6,278,448
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1		2.73	4/25/35	4,864,939	d	4,829,413
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B		3.71	3/15/45	1,780,000	d	1,667,637

WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C		4.27	3/15/45	1,855,000	d	1,731,763
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	510,000		741,654
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	6,785,000	c,d	7,276,912
						283,852,603
Total Bonds and Notes
(cost $1,640,048,273)						1,659,337,577
				Face Amount
				Covered by
Options Purchased--.8%				Contracts ($)		Value ($)
Call Options--.3%
Australian Dollar,
September 2013 @ 1.01				38,300,000	i	4,320,136
Euro,
October 2013 @ 1.31				39,000,000	i	340,888
						4,661,024
Put Options--.5%
Australian Dollar,
November 2013 @ 0.97				48,100,000	i	4,100,587
Canadian Dollar,
November 2013 @ 1.01				48,100,000	i	1,200,724
Euro,
November 2013 @ 1.23				96,220,000	i	214,321
Euro,
November 2013 @ 1.30				38,400,000	i	382,402
Euro,
November 2013 @ 1.29				96,220,000	i	763,723
Swedish Krona,
November 2013 @ 6.75				57,740,000	i	758,508
Swiss Franc,
December 2013 @ 0.95				93,780,000	i	1,035,098
						8,455,363
Total Options Purchased
(cost $13,095,859)						13,116,387
				Principal
Short-Term Investments--.8%				Amount ($)		Value ($)
U.S. Treasury Bills;
0.06%, 1/2/14
(cost $13,618,665)				13,622,000	[j]	13,618,799

Other Investment--.1%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,859,754)				1,859,754	[k]	1,859,754

Investment of Cash Collateral for Securities Loaned--5.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $89,255,816)				89,255,816	[k]	89,255,816
Total Investments (cost $1,757,878,367)				102.6%		1,777,188,333
Liabilities, Less Cash and Receivables				(2.6%)		(44,541,822)
Net Assets				100.0%		1,732,646,511

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
CNY--Chinese Yuan Renminbi
DKK--Danish Krone
EUR--Euro
GBP--British Pound
JPY--Japanese Yen

NOK--Norwegian Krone
PEN--Peruvian Nuevo Sol
PLN--Polish Zloty
SEK--Swedish Krona
b	Security, or portion thereof, on loan. At July 31, 2013, the value of the fund's securities on loan was $119,082,812 and the value of the collateral held by the fund was $124,424,912, consisting of cash collateral of $89,255,816 and
U.S. Government & Agency securities valued at $35,169,096.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities were valued at $249,465,037 or 14.4% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Danish Consumer Price Index.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Sweden Consumer Price
Index.
i	Non-income producing security.
j	Held by or on behalf of a counterparty for open financial futures contracts.
k	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $19,309,966 of which $51,177,315 related to appreciated investment securities and $31,867,349 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Non-U.S. Government	53.5
Securitized	13.9
Corporate-Investment Grade	20.6
Corporate-High Yield	6.2
Cash & Equivalents	5.3
U.S. Government	2.3
Options Purchased	.8
102.6

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

Foreign	Unrealized
Forward Foreign Currency	Currency	Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring
8/2/2013 a	24,495,000	10,886,667	10,732,158	(154,509)

Hungarian Forint,
Expiring
8/29/2013 b	7,937,250,000	35,350,510	35,179,437	(171,073)

Japanese Yen,
Expiring:
8/29/2013 b	7,377,240,000	74,115,555	75,359,119	1,243,564
8/29/2013 c	6,586,445,000	66,185,117	67,281,082	1,095,965
8/29/2013 d	6,314,125,000	63,454,206	64,499,311	1,045,105

Malaysian Ringgit,
Expiring
8/29/2013	e	42,420,000	13,330,819	13,053,801	(277,018)

Mexcian New Peso,
Expiring
8/29/2013 f	129,535,000	10,321,514	10,110,994	(210,520)

Norwegian Krone,
Expiring:
8/29/2013 a	308,195,000	51,910,974	52,240,672	329,698
8/29/2013 g	223,390,000	37,602,996	37,865,778	262,782

Polish Zloty,
Expiring
8/29/2013 h	132,720,000	41,354,812	41,445,284	90,472

Singapore Dollar,
Expiring
8/29/2013 b	5,250,000	4,142,600	4,131,188	(11,412)

South African Rand,
Expiring
8/29/2013 b	74,425,000	7,534,115	7,511,152	(22,963)

Sales:	Proceeds ($)

Australian Dollar,
Expiring
8/29/2013 b	31,110,000	28,728,922	27,904,384	824,538

Brazilian Real,
Expiring:
8/2/2013 e	24,495,000	10,933,315	10,732,157	201,158
9/4/2013 a	24,495,000	10,817,913	10,652,779	165,134

British Pound,
Expiring
8/29/2013 d	10,895,000	16,735,313	16,570,462	164,851

Canadian Dollar,
Expiring:
8/29/2013 h	16,525,000	15,985,180	16,076,745	(91,565)
8/29/2013 i	39,450,000	38,145,534	38,379,886	(234,352)

Chilean Peso,
Expiring
8/29/2013 d	6,470,000,000	12,716,195	12,533,427	182,768

Czech Koruna,
Expiring
8/29/2013 i	968,675,000	49,128,177	49,669,339	(541,162)

Danish Krone,
Expiring
8/29/2013 b	150,515,000	26,634,514	26,867,115	(232,601)

Euro,
Expiring:
8/1/2013 d	7,930,157	10,526,491	10,549,911	(23,420)
8/29/2013 b	148,270,000	195,631,145	197,271,800	(1,640,655)
8/29/2013 d	146,545,000	193,395,782	194,976,704	(1,580,922)
8/29/2013 g	57,525,000	75,885,492	76,536,456	(650,964)

Malaysian Ringgit,
Expiring
8/29/2013 j	23,475,000	7,317,643	7,223,903	93,740

New Zealand Dollar,
Expiring
8/29/2013 e	14,800,000	11,780,504	11,795,605	(15,101)

Peruvian Nuevo Sol,
Expiring
8/29/2013 e	37,685,000	13,495,076	13,426,991	68,085

Russian Ruble,
Expiring
8/29/2013 d	48,290,000	1,482,484	1,457,250	25,234

Swedish Krona,
Expiring
8/29/2013 a	179,195,000	27,600,137	27,472,852	127,285

Swiss Franc,
Expiring:
8/29/2013 b	33,400,000	35,541,367	36,098,436	(557,069)

8/29/2013 g	16,965,000	18,049,792	18,335,628	(285,836)

Turkish Lira,
Expiring
8/29/2013 g	34,800,000	18,085,438	17,870,443	214,995

Gross Unrealized Appreciation				6,135,374
Gross Unrealized Depreciation				(6,701,142)

Counterparties:

a	Morgan Stanley Capital Services
b	Goldman Sachs International
c	Bank of America
d	Barclays Bank
e Citigroup
f	JPMorgan Chase Bank
g	UBS
h	Credit Suisse
i Deutsche Bank
j	Standard Chartered Bank

STATEMENT OF FINANCIAL FUTURES
July 31, 2013 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2013 ($)

Financial Futures Long
Australian 3 Year Bonds	1,140	112,523,675	September 2013	795,322
Canadian 10 Year Bonds	331	42,394,168	September 2013	(1,387,785)
Euro-Bobl	232	38,833,333.00	September 2013	218,320.00
Japanese 10 Year Bonds	45	66,008,579.00	September 2013	391,925.00
U.S. Treasury Long Bonds	300	40,218,750	September 2013	(1,618,043)
U.S. Treasury 2 Year Notes	237	52,214,063.00	September 2013	7,027.00
U.S. Treasury 5 Year Notes	457	55,464,091	September 2013	119,969

Financial Futures Short
U.S. Treasury 10 Year Notes	241	(30,471,438)	September 2013	(28,273)

Gross Unrealized Appreciation				1,532,563
Gross Unrealized Depreciation				(3,034,101)

						Unrealized
Notional	Reference			(Pay) /Receive	Market	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
53,000,000	Markit ITRAXX Australia S19 SJ.P	Morgan Chase	(1.00)	6/20/2018	499,123.96	5,754.25

						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
17,345,000	USD - 6 Month Libor	Citibank	(3.68)	5/5/2020	(1,867,636.75)	(1,867,636.75)
179,800,000	USD - 6 Month Libor	J.P. Morgan Chase	(1.76)	11/8/2022	13,143,274.72	13,143,274.72
29,400,000	USD - 6 Month Libor	Citibank	(0.84)	11/8/2022	502,774.20	502,774.20
139,000,000	USD - 6 Month Libor	Citibank	0.65	6/7/2016	(263,196.50)	(263,196.50)
42,200,000	EUR - 1 Year Libor	J.P. Morgan Chase	1.91	11/4/2016	2,795,574.27	2,783,737.55
12,500,000,000	JPY- 6 Month Yenibor	Barclays	0.77	2/27/2023	(1,865,443.81)	(1,865,746.77)
141,400,000	USD - 6 Month Libor	J.P. Morgan Chase	(2.32)	6/4/2023	5,026,231.82	5,026,231.82
242,950,000	NZD - 6 Month Libor	Deutsche	3.55	7/16/2015	(434,427.65)	(434,427.65)
74,480,000	NZD - 6 Month Libor	J.P. Morgan Chase	3.05	1/31/2015	(162,442.22)	(162,442.22)
37,240,000	NZD - 6 Month Libor	J.P. Morgan Chase	3.05	2/1/2015	(84,269.84)	(84,269.84)
37,240,000	NZD - 6 Month Libor	J.P. Morgan Chase	3.04	2/1/2015	(88,552.93)	(88,552.93)
37,240,000	NZD - 6 Month Libor	J.P. Morgan Chase	3.03	2/1/2015	(89,983.60)	(89,983.60)
36,900,000	USD - 6 Month Libor	Citibank	(2.84)	4/17/2043	5,107,761.09	5,107,761.09

Gross Unrealized Appreciation	26,569.534
Gross Unrealized Depreciation	(4,856,256)

EUR--Euro
JPY--Japanese Yen
LIBOR--London Interbank Offered Rate
NZD--New Zealand Dollar
USD--U.S. Dollar

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	85,809,557	-	85,809,557
Commercial Mortgage-Backed	-	43,291,951	-	43,291,951
Corporate Bonds+	-	588,706,917	-	588,706,917
Foreign Government	-	899,347,753	-	899,347,753
Mutual Funds	91,115,570	-	-	91,115,570
Residential Mortgage-Backed	-	16,245,768	-	16,245,768
U.S. Treasury	-	39,554,430	-	39,554,430
Other Financial Instruments:
Financial Futures++	1,532,563	-	-	1,532,563
Forward Foreign Currency Exchange Contracts++	-	6,135,374	-	6,135,374
Options Purchased	-	13,116,387	-	13,116,387
Swaps++	-	26,569.534	-
Liabilities ($)
Other Financial Instruments:	-	-	-
Financial Futures++	(3,034,101)	-	-	(3,034,101)
Forward Foreign Currency Exchange Contracts++	-	(6,701,142)	-	(6,701,142)
Swaps++	-	(4,856,256)	-	-

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)